SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2011, 2010 and 2009:

	2011		2010		2009
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	617,000	10.14	770,000	14.84	555,000	24.18
Cancelled	-	-	-	-	(355,000)	21.91
Granted	213,500	20.13	97,000	18.19	570,000	10.91
Exercised	-	-	(26,334)	10.38	-	-
Forfeited	-	-	(223,666)	26.69	-	-
Options outstanding at end of year	830,500	11.25	617,000	10.14	770,000	14.84
Exercisable at end of year	434,006	7.94	280,005	8.87	133,333	27.64

Weighted average assumptions used to calculate the fair values of options granted and modified
The fair values of options granted or modified are estimated on the date of the grant or modification using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2011, 2010 and 2009 and of the options modified in 2009 are as follows:

	New options granted in year ended December 31			Options modified in
	2011	2010	2009	2009
	(at grant date)	(at grant date)	(at grant date)	(at modification date)
Risk free interest rate	1.13%	1.32%	1.42%	1.41%
Expected volatility	65.6%	65.6%	64.3%	63.5%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of options	3.5 years	3.5 years	3.5 years	3.5 years